Voya Inflation Protected Bond Plus Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			6.64%	0.35%	2.23%
Performance Inception Date		Apr. 30, 2007
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class A | Bloomberg U.S. TIPS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.01%	1.12%	3.09%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	0.97%	2.84%
Performance Inception Date		Apr. 30, 2007
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I | Bloomberg U.S. TIPS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.01%	1.12%	3.09%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			6.96%	0.71%	2.59%
Performance Inception Date		Apr. 30, 2007
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class S | Bloomberg U.S. TIPS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.01%	1.12%	3.09%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.